Derivative Liability - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Settlement And Termination [Line Items]
Nonrecurring milestone payment		$ 1,000	$ 1,000
Medicis Pharmaceutical Corporation
Settlement And Termination [Line Items]
Gain (loss) on derivative liability due to remeasurement		(200)	(100)	$ (600)
Medicis Pharmaceutical Corporation | Product Approval Payment Derivative
Settlement And Termination [Line Items]
Fair value of derivative	$ 3,000	3,000	$ 2,700
Valeant Pharmaceuticals International, Inc. | Product Approval Payment Derivative
Settlement And Termination [Line Items]
Nonrecurring milestone payment	$ 4,000	$ 4,000
Measurement Input, Expected Term | Medicis Pharmaceutical Corporation | Product Approval Payment Derivative
Settlement And Termination [Line Items]
Fair value, measurement input, duration	8 months 12 days	10 months 24 days	1 year 6 months
Measurement Input, Entity Credit Risk | Medicis Pharmaceutical Corporation | Product Approval Payment Derivative
Settlement And Termination [Line Items]
Fair value, measurement input (percent)	7.50%	7.50%	8.00%
Measurement Input, Risk Free Interest Rate | Medicis Pharmaceutical Corporation | Product Approval Payment Derivative
Settlement And Termination [Line Items]
Fair value, measurement input (percent)	0.20%	1.60%	2.60%